Accrued liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued loan interest and loan fees	$ 11,136	$ 8,139
Accrued operating expenses	10,452	4,746
Accrued capitalized expenses	2,930	1,246
Accrued voyage expenses and commissions	2,170	2,003
Accrued general and administrative expenses	1,865	1,342
Total	$ 28,553	$ 17,476